Income tax - Schedule of tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax reconciliation
Profit / (Loss) before income tax	€ 190,881	€ (259,969)	€ (249,155)
Expected tax benefit (based on statutory tax rate of 29.48% in 2024, 2023 and 2022)	(56,262)	76,626	73,426
Use of tax loss carryforwards not recognized in prior years	26,913
Tax free income	429
Recognition of tax loss carryforwards recognized in prior years			327
Effects from differences between Group and local tax rates		(2)	(2)
Non-recognition of tax loss carryforwards current year	(47)	(81,392)	(69,724)
Write-down of deferred tax assets of prior years	(3,042)
Non-recognition of deferred tax assets			(626)
Recognition of deferred tax assets not recognized in prior years	3,253	3,717
Non-deductible expenses for tax purposes	(1,041)	(706)	(119)
Non-deductible expenses for tax purposes
Additions for local trade taxes			(330)
Other effects	1,102	1,599	(2,826)
Consolidated income tax benefit / (expense)	€ (28,695)	€ (198)	€ 126
Applicable taxable rate	29.48%	29.48%	29.48%